Derivative Liabilities (Details) (USD $)	12 Months Ended								6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2013	Aug. 31, 2011	Jan. 31, 2013 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jan. 31, 2013 Warrants Isssued August 2012 [Member]	Jul. 31, 2011 Warrants Isssued August 2012 [Member]	Jul. 31, 2012 Warrants Isssued February 2012 [Member]	Jan. 31, 2013 Warrants Isssued December 2012 [Member]	Jan. 31, 2013 Additional Warrants [Member]	Jul. 31, 2012 Additional Warrants [Member]	Jul. 31, 2011 Additional Warrants [Member]	Jan. 31, 2013 Warrant Fair Value [Member]	Jul. 31, 2012 Warrant Fair Value [Member]	Jul. 31, 2011 Warrant Fair Value [Member]	Jan. 31, 2013 Warrant Exercised [Member]	Jul. 31, 2012 Warrant Exercised [Member]
Balance - Derivative warrant liability Value			$ 8,745,508	$ 6,127,098	$ 4,081,627	$ 8,745,508		$ 5,679,721
Increase (Decrease) in Derivative Liabilities	(7,230,734)								624,797	1,871,167	1,811,746	762,355	7,484,550	1,548,813	3,867,678	(3,738,952)	(793,706)	(6,088,594)	(3,087,279)	(7,230,734)
Balance - Derivative warrant liability Value			$ 8,745,508	$ 6,127,098	$ 4,081,627	$ 8,745,508		$ 5,679,721
Outstanding, Beginning balance		235,430,074		216,314,526	55,148,530	80,234,017	80,234,017	16,503,340
Warrants Issued	(49,863,260)								9,375,000	17,166,666	13,333,333	24,999,999	236,219,094	11,444,440	30,508,011
Warrants Exercised																			(109,428,097)	(49,863,260)
Outstanding, Ending balance	74,264,078	235,430,074		216,314,526	55,148,530	80,234,017	80,234,017	16,503,340